Share based compensation - Schedule of Share-based Compensation, Restricted Stock Units Award Activity (Details) - Restricted Stock Units (RSUs) - shares	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of year (units)		253,870	278,778	0
Granted (units)		1,587,719	0	278,778
Forfeited (units)		(95,755)	(24,908)	0
Adjustment (units)	(1,571,251)	(1,571,250.6)	0	0
Outstanding at end of year (units)	174,583	174,583	253,870	278,778